Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2021
Retirement benefit plan [Abstract]
Defined benefit pension plan amounts recognized in balance sheets and statement of income/(loss)
The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the consolidated balance sheets:

	As of December 31,
In CHF thousands	2021	2020	2019
Defined benefit obligation	(33,889)	(30,213)	(26,624)
Fair value of plan assets	26,791	22,749	19,139
Total liability	(7,098)	(7,464)	(7,485)

The following amounts have been recorded as net pension cost in the consolidated statements of income/(loss):

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Service cost	1,648	1,626	1,313
Interest cost	79	71	195
Interest income	(48)	(42)	(133)
Net pension cost	1,679	1,655	1,375

Changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses)
The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows.

A.	Change in defined benefit obligation

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Defined benefit obligation as of January 1	(30,213)	(26,624)	(17,942)
Service cost	(1,648)	(1,626)	(1,313)
Interest cost	(79)	(71)	(195)
Change in demographic assumptions	—	1,428	1,138
Change in financial assumptions	156	(71)	(2,171)
Change in experience assumptions	(252)	(931)	(2,003)
Benefits deposited	(894)	(1,467)	(3,382)
Employees’ contributions	(959)	(851)	(756)
Defined benefit obligation as of December 31	(33,889)	(30,213)	(26,624)

B.	Change in fair value of plan assets

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Fair value of plan assets as of January 1	22,749	19,139	12,277
Interest income	48	42	133
Employees’ contributions	959	851	756
Employer’s contributions	1,089	950	859
Benefits deposited	894	1,467	3,382
Return on plan assets excluding interest income	1,052	300	1,732
Fair value of plan assets as of December 31	26,791	22,749	19,139

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.0 million.

C.	Change in net defined benefit liability

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Net defined benefit liabilities as of January 1	7,464	7,485	5,665
Net pension cost through statement of income/(loss)	1,679	1,655	1,375
Remeasurement through other comprehensive income/(loss)	(956)	(726)	1,304
Employer’s contribution	(1,089)	(950)	(859)
Net defined benefit liabilities as of December 31	7,098	7,464	7,485

D.	Other comprehensive gains/(losses)

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Effect of changes in demographic assumptions	—	1,428	1,138
Effect of changes in financial assumptions	156	(71)	(2,171)
Effect of changes in experience assumptions	(252)	(931)	(2,003)
Return on plan assets excluding interest income	1,052	300	1,732
Total other comprehensive gain/(loss)	956	726	(1,304)

Actuarial assumptions and sensitivity analysis
The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2021, 2020 and 2019, respectively, are as follows:

	For the Years Ended December 31,
	2021	2020	2019
Discount rate	0.30%	0.20%	0.20%
Rate of future increase in compensations	1.75%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	0.75%	0.50%	0.50%
Mortality and disability rates	BVG 2020-CMI	BVG 2020-CMI	BVG 2015-CMI

A quantitative sensitivity analysis for significant assumptions as of December 31, 2021 is shown below:

	Discount rate		Future salary increase		Future pension cost		Interest rate on savings capital
Assumptions	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	In CHF thousands
Potential defined benefit obligation	31,190	37,006	34,578	33,176	35,497	32,435	34,822	33,007
Decrease/(increase) from actual defined benefit obligation	2,699	(3,117)	(689)	713	(1,608)	1,454	(933)	882

A quantitative sensitivity analysis for significant assumptions as of December 31, 2020 is shown below:

	Discount rate		Future salary increase		Future pension cost		Interest rate on savings capital
Assumptions	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	in CHF thousands
Potential defined benefit obligation	27,740	33,080	30,912	29,519	31,652	28,916	31,070	29,405
Decrease/(increase) from actual defined benefit obligation	2,473	(2,867)	(699)	694	(1,439)	1,297	(857)	808